Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Operating expenses
General and administrative	$ 1,034,736	$ 1,156,513
Research and development, net	461,438	227,478
Total operating expenses	1,496,174	1,383,991
Finance income (expenses)
Changes in fair value of derivative warrant liabilities (Note 5)	514,750	155,143
Changes in fair value of short-term investments (Note 3)	(71,705)	556
Foreign exchange gain (loss)	(4,450)	1,416
Other finance expenses	(8,715)	(2,926)
Interest income on deposits	34,008	63,502
Total finance income	463,888	217,691
Loss before taxes	(1,032,286)	(1,166,300)
Tax expenses	(39,335)	(201,500)
Net loss and comprehensive loss	$ (1,071,621)	$ (1,367,800)
Loss per share, basic (in Dollars per share)	$ (0.24)	$ (0.9)
Loss per share diluted (in Dollars per share)	$ (0.24)	$ (0.9)
Weighted average number of shares for the purposes of basic loss per share (in Shares)	4,488,514	1,517,459
Weighted average number of shares for the purposes of diluted loss per share (in Shares)	4,488,514	1,517,459